Submission	May 18, 2026
Submission [Line Items]
Central Index Key	0002024258
Registrant Name	PHAOS TECHNOLOGY HOLDINGS (CAYMAN) Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES